COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	1 Months Ended
	Nov. 29, 2021	Dec. 31, 2022	Sep. 16, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Accrual of a loss contingency		$ 120,000	$ 235,000
Plaintiff seeks damages	$ 600,000
Liability	$ 78,976	$ 9,145,000		$ 11,097,000
Commitments and Contingencies description	purchase an aggregate of 6.0 million units of herbs and lettuce that were processed by the plaintiff over a three-year period according to agreed-upon prices.